Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	£ 7,492	£ 7,341	£ 6,889
Cost of sales	(2,644)	(2,628)	(2,488)
Gross profit	4,848	4,713	4,401
Selling and distribution costs	(1,191)	(1,163)	(1,109)
Administration and other expenses	(1,725)	(1,682)	(1,621)
Share of results of joint ventures	32	37	37
Operating profit	1,964	1,905	1,708
Finance income	6	6	10
Finance costs	(217)	(205)	(223)
Net finance costs	(211)	(199)	(213)
Disposals and other non-operating items	(33)	15	(36)
Profit before tax	1,720	1,721	1,459
Current tax	(297)	(439)	(374)
Deferred tax	5	374	73
Tax expense	(292)	(65)	(301)
Net profit for the year	1,428	1,656	1,158
Attributable to:
RELX PLC shareholders	1,422	1,648	1,150
Non-controlling interests	6	8	8
Net profit for the year	£ 1,428	£ 1,656	£ 1,158
Basic earnings per share
Basic earnings per share	£ 0.719	£ 0.816	£ 0.558
Diluted earnings per share
Diluted earnings per share	0.714	0.810	0.553
RELX PLC [member]
Basic earnings per share
Basic earnings per share	0.719	0.816	0.558
Diluted earnings per share
Diluted earnings per share	£ 0.714	£ 0.810	£ 0.553